Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000016740
Average Annual Return [Line Items]
Average Annual Return, Percent	3.87%	(0.17%)	1.45%
C000016743
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%	(0.38%)	0.95%
C000016745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016740
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%	0.38%	1.73%
Without Sales Load [Member] | C000016743
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%	(0.38%)	0.95%
Without Sales Load [Member] | C000016744
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%	0.63%	1.95%
Without Sales Load [Member] | C000016745
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%	0.60%	1.97%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	0.92%	2.21%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	0.92%	2.21%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	0.92%	2.21%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	0.92%	2.21%